Related-party Information	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 29 – Related-party Information

A.	Identity of related parties:

The Group’s related parties are as defined in IAS 24 Related Party Disclosures and include Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies. Kenon’s immediate holding company is Ansonia Holdings Singapore B.V.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other.

Ordinary course of business transactions are aggregated in this note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Company are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, CEO and CFO are considered key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers):

B. Key management personnel compensation

	For the year ended December 31,
	2020	2019
	$ Thousands

Short-term benefits	1,837	1,839
Share-based payments	351	511
	2,188	2,350

C.	Transactions with related parties (excluding associates):

	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Sale of electricity	80,416	78,362	80,269
Sale of gas	-	-	6,868
Cost of sales	16	14	14
Other expenses/(income), net	(90)	(63)	393
Financing expenses, net	2,156	1,256	2,091
Interest expenses capitalized to property plant and equipment	119	312	-
Repayment of loan to Ansonia	-	-	(77,085)
Repayment of loan to IC	-	-	(239,971)

D.	Transactions with associates:

	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Finance income, net	-	-	8,494
Other income, net	-	66	140

Balances with related parties:

	As at December 31,		As at December 31,
	2020		2019
	Other related parties *	Total	Other related parties *	Total
	$ Thousands		$ Thousands
Cash and cash equivalent	467	467	-	-
Short-term deposits and restricted cash	352,150	352,150	-	-
Trade receivables	9,108	9,108	7,603	7,603

Loans and Other Liabilities
In US dollar or linked thereto	(157,449)	(157,449)	(156,431)	(156,431)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“Bazan”).

These balances relate to amounts with entities that are related to Kenon's beneficial owners.

E.	Gas Sale Agreement with Bazan, see Note 19.B.a.

F.	For further investment by Kenon into OPC, see Note 10.A.1.h.